FORM 13F COVER PAGE


Report for Quarter Ended:  December 31, 2000

Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              February 13, 2001
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $124,347


List of Other Included Managers:

No.   13F File Number	Name


NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL DSCRE AGCO Corp. COM 001084102 7517 619950 SH SOLE 619950
Allen Telecom Inc. COM 018091108 10569 589200 SH SOLE 589200
America Service Group COM 02364L109 3780 145400 SH SOLE 145400 Arrow Electronics Inc. COM 042735100 1789 62500 SH SOLE 62500 Atlantis Plastics Inc. COM 049156102 2362 687006 SH SOLE 687006 Black & Decker Corp. COM 091797100 6332 161325 SH SOLE 161325
Boeing Co. COM 097023105 5145 77947 SH SOLE 77947
Caraustar Industries Inc. COM 140909102 1289 137500 SH SOLE 137500 Carnival Corp. COM 143658102 401 13000 SH SOLE 13000
Cascade Corp. COM 147195101 10600 659900 SH SOLE 659900
Claire's Stores COM 179584107 4980 277650 SH SOLE 277650
Flowserve Corp. COM 34354P105 6516 304850 SH SOLE 304850
Gainsco Inc. COM 363127101 4031 1535700 SH SOLE 1535700
Honeywell Int'l. COM 438516106 9293 196416 SH SOLE 196416
IDEX Corp. COM 45167R104 2016 60850 SH SOLE 60850
Kushner-Locke Co. COM 501337406 4 62000 SH SOLE 62000
Lubrizol Corp. COM 549271104 263 10200 SH SOLE 10200
M & T Bank Corp. COM 55261F104 3314 48740 SH SOLE 48740
Midway Games Inc. COM 598148104 3616 509235 SH SOLE 509235
North Fork Bancorp COM 659424105 1697 69100 SH SOLE 69100
Pier 1 Imports Inc. COM 720279108 6561 636236 SH SOLE 636236
S&P Midcap 400 Dep Rec Spdrs COM 595635103 2633 27900 SH SOLE 27900 Sport-Haley Inc. COM 848925103 1443 501800 SH SOLE 501800
Tandy Crafts Inc. COM 875386104 225 171700 SH SOLE 171700
Tractor Supply Co. COM 892356106 794 93372 SH SOLE 93372
Trinity Industries Inc. COM 896522109 7515 300600 SH SOLE 300600
U. S. Search.com COM 903404101 3 12500 SH SOLE 12500
United Technologies COM 913017109 4986 63415 SH SOLE 63415
WMS Industries Inc. COM 929297109 7988 396900 SH SOLE 396900
Washington Federal Inc. COM 938824109 6687 235150 SH SOLE 235150